Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Common stock		Additional paid-in capital	Accumulated deficit	Foreign currency translation reserve	Total
Balance at Jun. 30, 2021		$ 1		$ 38,689	$ (32,583)	$ 339	$ 6,446
Balance (in Shares) at Jun. 30, 2021		10,687,120
Options exercised				29,045			29,045
Options exercised (in Shares)		2,076,507
Share-based compensation				1,009			1,009
Share-based compensation (in Shares)		100,000
Share placements				290			290
Share placements (in Shares)		50,000
Share issued to advisors				320			320
Share issued to advisors (in Shares)		12,722
Issuance costs				(279)			(279)
Net loss					(10,818)		(10,818)
Currency translation adjustment, net of tax						(1,302)	(1,302)
Balance at Jun. 30, 2022		$ 1		69,074	(43,401)	(963)	24,711
Balance (in Shares) at Jun. 30, 2022		12,926,349
Options issued to advisors				476			476
Asset acquisition shares issued		$ 1	[1]	34,170			34,171
Asset acquisition shares issued (in Shares)	[1]	2,181,695
Options exercised
Options exercised (in Shares)		21
Share-based compensation				1,631			1,631
Share placements			[2]	8,830			8,830
Share placements (in Shares)	[2]	634,146
Share issued to advisors				2,050			2,050
Share issued to advisors (in Shares)		130,902
Issuance costs				(531)			(531)
Net loss					(44,637)		(44,637)
Currency translation adjustment, net of tax						(2,029)	(2,029)
Balance at Mar. 31, 2023		$ 2		115,700	(88,038)	(2,992)	24,672
Balance (in Shares) at Mar. 31, 2023		15,873,113
Balance at Jun. 30, 2022		$ 1		69,074	(43,401)	(963)	24,711
Balance (in Shares) at Jun. 30, 2022		12,926,349
Options issued to advisors				476			476
Option placements				71			71
Option placements (in Shares)		21
Asset acquisition shares issued		$ 1	[3]	34,170			34,171
Asset acquisition shares issued (in Shares)	[3]	2,181,695
Options exercised
Options exercised (in Shares)		21
Share-based compensation				2,149			2,149
Share placements			[4]	8,829			8,829
Share placements (in Shares)	[4]	634,146
Share issued to advisors				2,050			2,050
Share issued to advisors (in Shares)		130,902
Issuance costs				(529)			(529)
Net loss					(48,811)		(48,811)
Currency translation adjustment, net of tax						(2,292)	(2,292)
Balance at Jun. 30, 2023		$ 2		116,290	(92,212)	(3,255)	20,825
Balance (in Shares) at Jun. 30, 2023		15,873,113
Balance at Dec. 31, 2022		$ 2		115,169	(84,467)	(2,790)	27,914
Balance (in Shares) at Dec. 31, 2022		15,873,092
Asset acquisition shares issued	[1]
Asset acquisition shares issued (in Shares)	[1]
Options exercised
Options exercised (in Shares)		21
Share-based compensation				531			531
Share placements	[2]
Share placements (in Shares)	[2]
Issuance costs
Net loss					(3,571)		(3,571)
Currency translation adjustment, net of tax						(202)	(202)
Balance at Mar. 31, 2023		$ 2		115,700	(88,038)	(2,992)	24,672
Balance (in Shares) at Mar. 31, 2023		15,873,113
Balance at Jun. 30, 2023		$ 2		116,290	(92,212)	(3,255)	$ 20,825
Balance (in Shares) at Jun. 30, 2023		15,873,113
Options exercised (in Shares)
Share-based compensation				5,714			$ 5,714
Net loss					(11,998)		(11,998)
Currency translation adjustment, net of tax						(403)	(403)
Balance at Mar. 31, 2024		$ 2		122,004	(104,210)	(3,658)	14,138
Balance (in Shares) at Mar. 31, 2024		15,873,113
Balance at Dec. 31, 2023		$ 2		119,887	(98,179)	(2,838)	18,872
Balance (in Shares) at Dec. 31, 2023		15,873,113
Share-based compensation				2,117			2,117
Net loss					(6,031)		(6,031)
Currency translation adjustment, net of tax						(820)	(820)
Balance at Mar. 31, 2024		$ 2		$ 122,004	$ (104,210)	$ (3,658)	$ 14,138
Balance (in Shares) at Mar. 31, 2024		15,873,113

[1]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.
[2]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.
[3]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.
[4]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.